LOANS AND ADVANCES TO CUSTOMERS (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 1 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Balance On 1 [Member]
IfrsStatementLineItems [Line Items]
Companies	R$ 3,710,730	R$ 4,709,225	R$ 4,556,820
- Financing	1,269,857	1,560,991	1,522,532
- Borrowings	1,919,049	2,461,407	2,488,160
- Revolving	521,824	686,827	546,128
Individuals	6,245,565	8,596,907	8,406,156
- Financing	437,273	691,697	937,824
- Borrowings	2,457,473	3,332,473	3,369,295
- Revolving	3,350,819	4,572,737	4,099,037
Total	9,956,295	13,306,132	12,962,976
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 1 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Transfer To Stage 2 [Member]
IfrsStatementLineItems [Line Items]
Companies	(140,446)	(101,453)
- Financing	(29,160)	(20,144)
- Borrowings	(92,415)	(65,042)
- Revolving	(18,871)	(16,267)
Individuals	(334,433)	(525,542)
- Financing	(50,169)	(113,600)
- Borrowings	(136,858)	(193,374)
- Revolving	(147,406)	(218,568)
Total	(474,879)	(626,995)
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 1 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Transfer To Stage 3 [Member]
IfrsStatementLineItems [Line Items]
Companies	(215,827)	(110,121)
- Financing	(20,572)	(12,901)
- Borrowings	(161,772)	(80,686)
- Revolving	(33,483)	(16,534)
Individuals	(495,432)	(453,601)
- Financing	(32,545)	(42,639)
- Borrowings	(159,899)	(194,765)
- Revolving	(302,988)	(216,197)
Total	(711,259)	(563,722)
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 1 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Transfer From Stage 2 [Member]
IfrsStatementLineItems [Line Items]
Companies	105,285	237,462
- Financing	53,638	90,454
- Borrowings	45,821	118,906
- Revolving	5,826	28,102
Individuals	489,139	667,325
- Financing	226,125	289,773
- Borrowings	154,331	177,915
- Revolving	108,683	199,637
Total	594,424	904,787
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 1 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Transfer From Stage 3 [Member]
IfrsStatementLineItems [Line Items]
Companies	61,311	315,659
- Financing	38,247	250,104
- Borrowings	16,493	51,870
- Revolving	6,571	13,685
Individuals	194,495	397,722
- Financing	19,825	50,226
- Borrowings	84,418	241,304
- Revolving	90,252	106,192
Total	255,806	713,381
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 1 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Originated [Member]
IfrsStatementLineItems [Line Items]
Companies	1,978,070	2,814,415
- Financing	338,386	503,553
- Borrowings	1,517,681	2,085,751
- Revolving	122,003	225,111
Individuals	2,419,082	3,737,994
- Financing	190,516	388,709
- Borrowings	1,588,052	2,126,199
- Revolving	640,514	1,223,086
Total	4,397,152	6,552,409
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 1 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Constitution [Member]
IfrsStatementLineItems [Line Items]
Companies	(2,786,888)	(2,377,901)
- Financing	(671,673)	(683,146)
- Borrowings	(1,868,166)	(1,601,357)
- Revolving	(247,049)	(93,398)
Individuals	(4,624,193)	(2,563,241)
- Financing	(608,176)	(403,174)
- Borrowings	(2,405,044)	(1,539,617)
- Revolving	(1,610,973)	(620,450)
Total	(7,411,081)	(4,941,142)
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 1 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Write Off [Member]
IfrsStatementLineItems [Line Items]
Companies
- Financing
- Borrowings
- Revolving
Individuals
- Financing
- Borrowings
- Revolving
Total
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 1 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Remeasurement [Member]
IfrsStatementLineItems [Line Items]
Companies		(625,656)
- Financing		(89,461)
- Borrowings		(536,195)
- Revolving
Individuals		(1,069,906)
- Financing		(415,422)
- Borrowings		(654,484)
- Revolving
Total		(1,695,562)
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 2 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Transfer To Stage 3 [Member]
IfrsStatementLineItems [Line Items]
Companies	(208,600)	(143,437)
- Financing	(47,648)	(40,245)
- Borrowings	(143,760)	(84,866)
- Revolving	(17,192)	(18,326)
Individuals	(662,868)	(688,908)
- Financing	(127,538)	(151,910)
- Borrowings	(311,408)	(337,058)
- Revolving	(223,922)	(199,940)
Total	(871,468)	(832,345)
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 2 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Transfer From Stage 3 [Member]
IfrsStatementLineItems [Line Items]
Companies	442,005	464,742
- Financing	35,120	149,822
- Borrowings	400,254	297,079
- Revolving	6,631	17,841
Individuals	713,543	767,188
- Financing	15,317	42,244
- Borrowings	608,173	568,679
- Revolving	90,053	156,265
Total	1,155,548	1,231,930
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 2 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Originated [Member]
IfrsStatementLineItems [Line Items]
Companies	1,460,921	1,692,435
- Financing	88,747	111,823
- Borrowings	1,334,555	1,472,024
- Revolving	37,619	108,588
Individuals	1,247,324	3,543,740
- Financing	98,263	308,662
- Borrowings	981,605	2,641,737
- Revolving	167,456	593,341
Total	2,708,245	5,236,175
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 2 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Constitution [Member]
IfrsStatementLineItems [Line Items]
Companies	(1,808,495)	(938,254)
- Financing	(101,646)	(150,778)
- Borrowings	(1,573,284)	(757,210)
- Revolving	(133,565)	(30,266)
Individuals	(4,255,334)	(2,054,246)
- Financing	(267,425)	(15,799)
- Borrowings	(3,104,782)	(1,775,396)
- Revolving	(883,127)	(263,051)
Total	(6,063,829)	(2,992,500)
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 2 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Write Off [Member]
IfrsStatementLineItems [Line Items]
Companies
- Financing
- Borrowings
- Revolving
Individuals
- Financing
- Borrowings
- Revolving
Total
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 2 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Balance On 2 [Member]
IfrsStatementLineItems [Line Items]
Companies	2,407,449	2,486,457	1,469,716
- Financing	277,782	327,687	307,316
- Borrowings	1,968,250	1,903,891	973,523
- Revolving	161,417	254,879	188,877
Individuals	3,073,021	6,185,062	4,971,646
- Financing	468,003	925,342	1,352,248
- Borrowings	1,860,757	3,704,642	2,369,866
- Revolving	744,261	1,555,078	1,249,532
Total	5,480,470	8,671,519	6,441,362
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 2 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Transfer To Stage 1 [Member]
IfrsStatementLineItems [Line Items]
Companies	(105,285)	(237,462)
- Financing	(53,638)	(90,454)
- Borrowings	(45,821)	(118,906)
- Revolving	(5,826)	(28,102)
Individuals	(489,139)	(667,325)
- Financing	(226,125)	(289,773)
- Borrowings	(154,331)	(177,915)
- Revolving	(108,683)	(199,637)
Total	(594,424)	(904,787)
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 2 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Transfer From Stage 1 [Member]
IfrsStatementLineItems [Line Items]
Companies	140,446	101,453
- Financing	29,160	20,144
- Borrowings	92,415	65,042
- Revolving	18,871	16,267
Individuals	334,433	525,542
- Financing	50,169	113,600
- Borrowings	136,858	193,374
- Revolving	147,406	218,568
Total	474,879	626,995
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 2 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Remeasurement [Member]
IfrsStatementLineItems [Line Items]
Companies		77,264
- Financing		20,059
- Borrowings		57,205
- Revolving
Individuals		(212,575)
- Financing		(433,930)
- Borrowings		221,355
- Revolving
Total		(135,311)
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 3 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Transfer To Stage 2 [Member]
IfrsStatementLineItems [Line Items]
Companies	(442,005)	(464,742)
- Financing	(35,120)	(149,822)
- Borrowings	(400,254)	(297,079)
- Revolving	(6,631)	(17,841)
Individuals	(713,543)	(767,188)
- Financing	(15,317)	(42,244)
- Borrowings	(608,173)	(568,679)
- Revolving	(90,053)	(156,265)
Total	(1,155,548)	(1,231,930)
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 3 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Transfer From Stage 2 [Member]
IfrsStatementLineItems [Line Items]
Companies	208,600	143,437
- Financing	47,648	40,245
- Borrowings	143,760	84,866
- Revolving	17,192	18,326
Individuals	662,868	688,908
- Financing	127,538	151,910
- Borrowings	311,408	337,058
- Revolving	223,922	199,940
Total	871,468	832,345
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 3 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Originated [Member]
IfrsStatementLineItems [Line Items]
Companies	6,357,801	10,148,808
- Financing	140,230	247,238
- Borrowings	5,943,829	9,610,383
- Revolving	273,742	291,187
Individuals	8,276,003	8,161,475
- Financing	320,483	374,456
- Borrowings	6,632,759	6,020,157
- Revolving	1,322,761	1,766,862
Total	14,633,804	18,310,283
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 3 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Constitution [Member]
IfrsStatementLineItems [Line Items]
Companies	6,695,484	942,680
- Financing	1,003,847	266,920
- Borrowings	4,145,539	178,207
- Revolving	1,546,098	497,553
Individuals	19,889,609	6,107,289
- Financing	1,317,083	115,514
- Borrowings	7,751,971	1,804,284
- Revolving	10,820,555	4,187,491
Total	26,585,093	7,049,969
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 3 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Write Off [Member]
IfrsStatementLineItems [Line Items]
Companies	(14,626,755)	(6,250,418)
- Financing	(1,078,629)	(608,365)
- Borrowings	(12,016,166)	(5,335,003)
- Revolving	(1,531,960)	(307,050)
Individuals	(25,774,816)	(12,503,756)
- Financing	(1,504,900)	(781,172)
- Borrowings	(14,365,527)	(8,094,131)
- Revolving	(9,904,389)	(3,628,453)
Total	(40,401,571)	(18,754,174)
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 3 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Transfer To Stage 1 [Member]
IfrsStatementLineItems [Line Items]
Companies	(61,311)	(315,659)
- Financing	(38,247)	(250,104)
- Borrowings	(16,493)	(51,870)
- Revolving	(6,571)	(13,685)
Individuals	(194,495)	(397,722)
- Financing	(19,825)	(50,226)
- Borrowings	(84,418)	(241,304)
- Revolving	(90,252)	(106,192)
Total	(255,806)	(713,381)
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 3 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Transfer From Stage 1 [Member]
IfrsStatementLineItems [Line Items]
Companies	215,827	110,121
- Financing	20,572	12,901
- Borrowings	161,772	80,686
- Revolving	33,483	16,534
Individuals	495,432	453,601
- Financing	32,545	42,639
- Borrowings	159,899	194,765
- Revolving	302,988	216,197
Total	711,259	563,722
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 3 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Balance On 3 [Member]
IfrsStatementLineItems [Line Items]
Companies	17,045,918	18,698,277	13,066,238
- Financing	2,405,662	2,345,361	3,304,316
- Borrowings	13,348,041	15,386,054	9,280,084
- Revolving	1,292,215	966,862	481,838
Individuals	21,179,127	18,538,069	13,711,766
- Financing	1,380,788	1,123,181	1,015,270
- Borrowings	10,928,409	11,130,490	8,891,678
- Revolving	8,869,930	6,284,398	3,804,818
Total	38,225,045	37,236,346	26,778,004
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 3 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Remeasurement [Member]
IfrsStatementLineItems [Line Items]
Companies		1,317,812
- Financing		(517,968)
- Borrowings		1,835,780
- Revolving
Individuals		3,083,696
- Financing		297,034
- Borrowings		2,786,662
- Revolving
Total		4,401,508
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Consolidated All Stages 2 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Balance On 1 [Member]
IfrsStatementLineItems [Line Items]
Companies	23,164,097	25,893,959
- Financing	3,953,301	4,234,039
- Borrowings	17,235,340	19,751,352
- Revolving	1,975,456	1,908,568
Individuals	30,497,713	33,320,038
- Financing	2,286,064	2,740,220
- Borrowings	15,246,639	18,167,605
- Revolving	12,965,010	12,412,213
Total	53,661,810	59,213,997
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Consolidated All Stages 2 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Originated [Member]
IfrsStatementLineItems [Line Items]
Companies	9,796,792
- Financing	567,363
- Borrowings	8,796,065
- Revolving	433,364
Individuals	11,942,409
- Financing	609,262
- Borrowings	9,202,416
- Revolving	2,130,731
Total	21,739,201
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Consolidated All Stages 2 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Constitution [Member]
IfrsStatementLineItems [Line Items]
Companies	2,100,101
- Financing	230,528
- Borrowings	704,089
- Revolving	1,165,484
Individuals	11,010,082
- Financing	441,482
- Borrowings	2,242,145
- Revolving	8,326,455
Total	13,110,183
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Consolidated All Stages 2 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Write Off [Member]
IfrsStatementLineItems [Line Items]
Companies	(14,626,755)
- Financing	(1,078,629)
- Borrowings	(12,016,166)
- Revolving	(1,531,960)
Individuals	(25,774,816)
- Financing	(1,504,900)
- Borrowings	(14,365,527)
- Revolving	(9,904,389)
Total	R$ (40,401,571)
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Consolidated All Stages 3 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Originated [Member]
IfrsStatementLineItems [Line Items]
Companies		14,655,658
- Financing		862,614
- Borrowings		13,168,158
- Revolving		624,886
Individuals		15,443,209
- Financing		1,071,827
- Borrowings		10,788,093
- Revolving		3,583,289
Total		30,098,867
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Consolidated All Stages 3 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Constitution [Member]
IfrsStatementLineItems [Line Items]
Companies		(2,373,475)
- Financing		(567,004)
- Borrowings		(2,180,360)
- Revolving		373,889
Individuals		1,489,802
- Financing		(303,459)
- Borrowings		(1,510,729)
- Revolving		3,303,990
Total		(883,673)
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Consolidated All Stages 3 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Write Off [Member]
IfrsStatementLineItems [Line Items]
Companies		(6,250,418)
- Financing		(608,365)
- Borrowings		(5,335,003)
- Revolving		(307,050)
Individuals		(12,503,756)
- Financing		(781,172)
- Borrowings		(8,094,131)
- Revolving		(3,628,453)
Total		(18,754,174)
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Consolidated All Stages 3 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Balance On 2 [Member]
IfrsStatementLineItems [Line Items]
Companies		25,893,959	19,092,774
- Financing		4,234,039	5,134,164
- Borrowings		19,751,352	12,741,767
- Revolving		1,908,568	1,216,843
Individuals		33,320,038	27,089,568
- Financing		2,740,220	3,305,342
- Borrowings		18,167,605	14,630,839
- Revolving		12,412,213	9,153,387
Total		59,213,997	R$ 46,182,342
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Consolidated All Stages 3 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Remeasurement [Member]
IfrsStatementLineItems [Line Items]
Companies		769,420
- Financing		(587,370)
- Borrowings		1,356,790
- Revolving
Individuals		1,801,215
- Financing		(552,318)
- Borrowings		2,353,533
- Revolving
Total		R$ 2,570,635